RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2024
Related Party Transaction [Line Items]
Related Party Transactions
Note 13. Related Party Transactions
The Company’s former Chief Financial Officer is a significant shareholder of an investor in $500 of Series 2 notes. The Series 2 notes were fully repaid in cash during the year ended December 31, 2022.
As more fully described in Note 5. Borrowings, the Company has various notes with affiliates. The Innventure1 related party notes had no stated interest or maturity prior to their extinguishment during 2023. In addition, the Company issued a convertible promissory note to the Fund (the 2025 Convertible Promissory Note - Related Party). The Company also issued a related party note for $1,000 that has no stated interest or maturity.
Transactions with Innventure1
A portion of PCT common stock subject to lock-up was released during 2022. Innventure1 elected to contribute in-kind a portion of its PCT common stock in exchange for Class B-1 Preferred Units. As a result, 342,608 Class B-1 Preferred Units were issued for $3,323.
In 2022, Innventure1 assigned its ownership interest in a portion of the Company’s PCT common stock to third-party investors. The Company recorded a liability of $105 in related party payables in the consolidated balance sheets to account for the contractual obligation to deliver the PCT common stock to those third-party investors, who are related parties of Innventure1 and are considered related parties to the Company. Distributions of PCT common stock were made to third-party investors in 2022 totaling $34 and the liability was subsequently revalued as of December 31, 2022 to $89 and then to $53 on December 31, 2023. The change in value was included in net gain on investments - due to related parties in the consolidated statements of operations.
Transactions with the Fund
In the normal course of business, the Company advances certain expenses on behalf of the Fund. Certain expenses paid by the Company, which meet certain criteria, are reimbursed to the Company by the Fund. Amounts paid by the Company not reimbursed by the Fund totaled $48 and $176 for the years ended December 31, 2023 and 2022, respectively. There was a receivable of $2 as of December 31, 2023 and 2022, related to those expenses included in due from related parties in the consolidated balance sheets.
As more fully described in Note 2. Accounting Policies, the Company earns a 1-2% management fee for administrative, finance and accounting, and other back-office functions from the Fund. Management fees earned from the unconsolidated Fund totaled $789 for the years ended December 31, 2023 and 2022, which is recorded as management fee income - related party in the consolidated statements of operations.
In March 2021, the Company entered into a purchase option agreement with the Fund, a related party, to sell 145,161 shares of PCT common stock with an exercise price of $1. The option period would have expired on July 22, 2024 and the Company measured the derivative liability at fair value, as further described in Note 4. Fair Value. The option was exercised in March 2022 and the shares are subject to the lock-up provisions. The liability due to the Fund as of December 31, 2023 and 2022 was $294 and $491, respectively, and included in related party payables in the consolidated balance sheets.
During 2023, the Company also sold 23,712 of Accelsius Class A Series 2 Units to the Fund for aggregate proceeds of approximately $104. In 2022, the Company sold 71,136 of Accelsius Class A Series 2 Units to the Fund for aggregate proceeds of approximately $313. These amount is reflected in non-controlling interests in the consolidated statements of changes in unitholders' deficit.
Transactions with AeroFlexx
In the normal course of business, the Company advances certain expenses on behalf of AeroFlexx. Amounts paid by the Company that were reimbursed by AeroFlexx totaled $128 and $299 for the years ended December 31, 2023 and 2022, respectively. There was a receivable of $— and $13 as of December 31, 2023 and 2022, respectively, related to those expenses included in due from related parties in the consolidated balance sheets.
In May 2023, the Company made a $2,000 investment in AeroFlexx in exchange for Class D preferred units. The Company recognizes the investment in accordance with the equity-method (see Note 3. Investments).
In addition, during the fourth quarter of 2023, Innventure made five separate working capital advances to AeroFlexx for a total of $2,600 which is presented within "Due from related parties" in the consolidated balance sheets.
Transactions in PCT stock with related parties
During 2022, the Company distributed shares of PCT's common stock to the holders of Class PCTA Units, along with other individuals as agreed-upon and directed by Innventure1, once shares were no longer subject to lock-up. Each distribution was considered a redemption of the owners’ interest in Class PCTA Units and the Company recorded a $14,077 realized gain in the consolidated statements of operations for the year ended December 31, 2022 as a result of this transaction. No such shares of PCT's common stock were distributed by the Company during 2023.
Note 12. Related Party Transactions
As more fully described in Note 5. Borrowings, the Company has various notes with affiliates. The Company had a convertible promissory note to the Fund as part of the 2025 Notes which was converted during the six months ended June 30, 2024. The Company also has a related party note for $1,000 that had no stated interest or maturity at issuance. The Company formally came to terms on the related party note by executing an unsecured promissory note with the related party on May 2, 2024. As per the terms of the executed agreement, the note matures on December 21, 2024. Upon maturity, the Company is required to repay the outstanding principal amount of $1,000 and a loan fee equal to approximately $63. There is no stated interest as per the terms of the executed agreement but it provides for interest at the rate of 8% per annum on the outstanding amount from the maturity date if the Company fails to pay any amount due on the maturity date.
Transactions with Innventure1
The related party liability established in connection with the ownership interest in the Company's PCT common stock assigned by Innventure1 to investors which are considered related parties of the Company was revalued to $78 and $53 as of June 30, 2024 and December 31, 2023, respectively. The change in value was included in Net (loss) gain on investments – due to related parties in the condensed consolidated statements of operations.
Transactions with the Fund
In the normal course of business, the Company advances certain expenses on behalf of the Fund. Expenses which meet certain criteria are reimbursed to the Company by the Fund. Amounts paid by the Company not reimbursed by the Fund totaled $35 and $9 for the six months ended June 30, 2024 and 2023, respectively. There was a receivable of $4 and $2 as of June 30, 2024 and December 31, 2023, respectively, related to those expenses included in Due from related parties in the condensed consolidated balance sheets.
The Company earns a 1-2% management fee for administrative, finance and accounting, and other back-office functions from the Fund. Management fees earned from the Fund totaled $393 and $394 for the six months ended June 30, 2024 and 2023, which is recorded as Management fee income - related parties in the condensed consolidated statements of operations.
In March 2021, the Company entered into a purchase option agreement with the Fund, a related party, to sell 145,161 shares of PCT common stock with an exercise price of $1. The option period would have expired on July 22, 2024 and the Company measured the derivative liability at fair value. The option was exercised in March 2022 and the shares are subject to the lock-up provisions. The liability due to the Fund as of June 30, 2024 and December 31, 2023 was $430 and $294, respectively, and is included in Related party payables in the condensed consolidated balance sheets.
During the six months ended June 30, 2023, the Company sold 23,712 of Accelsius Class A Units to the Fund for aggregate proceeds of approximately $104. This amount is reflected in non-controlling interests in the condensed consolidated statements of changes in unitholders' deficit.
Transactions with AeroFlexx
In the normal course of business, the Company advances certain expenses on behalf of AeroFlexx. Amounts paid by the Company that were reimbursed by AeroFlexx totaled $12 and $58 for the six months ended June 30, 2024 and 2023, respectively. There was a receivable of $43 and $— as of June 30, 2024 and December 31, 2023, respectively, related to those expenses included in Due from related parties in the condensed consolidated balance sheets.
As of June 30, 2024 and December 31, 2023, the Company had $7,635 and $2,600 of advances to Aeroflexx which is included in Due from related parties in the condensed consolidated balance sheets. The advances have no stated interest or maturity date but are expected to be repaid within a year.
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Related Party Transaction [Line Items]
Related Party Transactions
NOTE 5. RELATED PARTY TRANSACTIONS
Founder Shares
On February 2, 2021, in consideration for the payment of certain of the Company’s offering costs, the Company applied $25,000 of outstanding advances from the Sponsor towards the issuance of 7,187,000 shares of the Company’s Class B ordinary shares. On August 20, 2021 and September 9, 2021, the Sponsor effected a surrender of 1,287,000 Class B ordinary shares and 150,000 Class B ordinary shares, respectively, to the Company for no consideration, resulting in a decrease in the total number of Class B ordinary shares outstanding from 7,187,000 to 5,750,000. All shares and associated amounts have been retroactively restated to reflect the share surrender. The initial shareholders agreed to forfeit up to 750,000 Founder Shares to the extent the over-allotment was not exercised in full by the underwriter. In May 2021, our sponsor transferred 30,000 founder shares to each of our independent directors at the same price originally paid for such shares. On October 13, 2021, the underwriter exercised the full over-allotment option.
The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) the date on which the Company completes a liquidation, merger, capital stock exchange or similar transaction that results in the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.
Promissory Note — Related Party
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the sponsor, an affiliate of the sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants at a price of $1.00 per warrant. The warrants will be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.
On May 3, 2022, the Company entered into a promissory note with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate amount of $1,050,000 which the Company drew down in full on May 5, 2022. This note is non-interest bearing and is due on the earlier of the day by which the Company must complete a Business Combination, and the effective date of a Business Combination. On December, 29, 2023, the Company and the Sponsor amended and restated the promissory note, agreeing to amend the principal amount of the loan of up to $2,487,000. On March 19, 2024, the Company and the Sponsor further amended and restated the First Restated Note, agreeing to amend the principal amount of the loan of up to $3,050,000, which was fully drawn as of such date. The outstanding balance under this loan amounted to $2,439,000 as of December 31, 2023 and $1,050,000 as of December 31, 2022. Management determined that there was an embedded conversion feature related to the note that would require bifurcation and be classified as a liability. However, based on a third-party valuation, the amount was determined to be de minimis.
Note 5 – Related Party Transactions
Founder Shares
On February 2, 2021, in consideration for the payment of certain of the Company’s offering costs, the Company applied $25,000 of outstanding advances from the Sponsor towards the issuance of 7,187,000 Class B ordinary shares. On August 20, 2021, and September 9, 2021, the Sponsor effected a surrender of 1,287,000 Class B ordinary shares and 150,000 Class B ordinary shares, respectively, to the Company for no consideration, resulting in a decrease in the total number of Class B ordinary shares outstanding from 7,187,000 to 5,750,000. All shares and associated amounts have been retroactively restated to reflect the share surrender. The initial shareholders agreed to forfeit up to 750,000 Founder Shares to the extent the over-allotment was not exercised in full by the underwriter. In May 2021, the Sponsor transferred 30,000 Founder Shares to each of the Company’s independent directors at the same price originally paid for such shares. On October 13, 2021, the underwriter exercised the full over-allotment option.
The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of an initial business combination or (B) the date on which the Company completes a liquidation, merger, capital stock exchange or similar transaction that results in the Company’s shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after an initial business combination, the Founder Shares will be released from the lock-up.
Related Party Loans
In order to finance transaction costs in connection with an initial business combination, the Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of an initial business combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of an initial business combination into warrants at a price of $1.00 per warrant. The warrants will be identical to the Private Placement Warrants. In the event that a business combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.
On May 3, 2022, the Company entered into a promissory note with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate amount of $1,050,000 which the Company drew down in full on May 5, 2022. This note is non-interest bearing and is due on the earlier of the day by which the Company must complete an initial business combination, and the effective date of such business combination. On December 29, 2023, the Company and the Sponsor entered into the First Restated Note, agreeing to amend the principal amount of the loan of up to $2,487,000. On March 19, 2024, the Company and the Sponsor entered into the Second Restated Note, agreeing to amend the principal amount of the loan of up to $3,050,000. On June 28, 2024, the Company and the Sponsor entered into the Third Restated Note, agreeing to amend the principal amount of the loan of up to $3,800,000, which was fully drawn as of such date. The outstanding balance under this loan amounted to $3,800,000 as of June 30, 2024 and $2,439,000 as of December 31, 2023. Management determined that there was an embedded conversion feature related to the Note that would require bifurcation and be classified as a liability. However, based on a third-party valuation, the amount was determined to be de minimis.